UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21915
Oppenheimer Baring SMA International Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: May 31
Date of reporting period: 11/30/2010

Item 1. Reports to Stockholders.

November 30, 2010

Oppenheimer

Baring SMA International Fund

Semiannual Report

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

November 30, 2010 Oppenheimer Baring SMA Semiannual Report International Fund SEMI ANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Holdings

SJM Holdings Ltd.	6.5%
DISCO Corp.	5.8
Oil Search Ltd.	5.5
UNI-CHARM Corp.	5.5
Nippon Telegraph & Telephone Corp.	5.4
Hitachi Metals Ltd.	5.4
Autonomy Corp. plc	4.8
Niko Resources Ltd.	4.8
Centamin Egypt Ltd.	4.8
Prudential plc	4.8
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2010, and are based on net assets.

Top Ten Geographical Holdings

United Kingdom	25.8%
Japan	21.4
Australia	10.0
Hong Kong	6.3
Canada	4.7
Israel	4.6
France	4.6
Spain	4.6
Switzerland	4.6
Germany	4.5
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2010, and are based on the total market value of investments.
4 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2010, and are based on the total market value of investments.
5 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES
The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your advisor or the “wrap-free” program sponsor. Read the prospectus, and if available, the Fund’s summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc or Baring International Investment Limited (the “Sub-Adviser”).
The Fund commenced operations on 7/2/07.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
6 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
7 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	June 1, 2010	November 30, 2010	November 30, 2010

Actual
	$1,000.00	$1,093.20	$0.21

Hypothetical (5% return before expenses)
	1,000.00	1,024.87	0.20
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended November 30, 2010 is as follows:

Expense Ratio

0.04%
The expense ratio reflects voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
8 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENT OF INVESTMENTS November 30, 2010 / Unaudited

	Shares	Value

Common Stocks—103.1%
Consumer Discretionary—6.5%
Hotels, Restaurants & Leisure—6.5%
SJM Holdings Ltd.	313,000	$513,883
Consumer Staples—10.3%
Household Products—10.3%
Reckitt Benckiser
Group plc	7,159	378,606
UNI-CHARM Corp.	11,200	437,615

		816,221

Energy—15.1%
Oil, Gas & Consumable Fuels—15.1%
Niko Resources Ltd.	4,251	381,640
Oil Search Ltd.	67,229	440,117
Tullow Oil plc	21,290	379,836

		1,201,593

Financials—28.2%
Capital Markets—4.7%
UBS AG1	24,868	372,407
Insurance—23.5%
Admiral Group plc	15,902	377,948
Muenchener Rueckversicherungs- Gesellschaft AG	2,654	370,717
Prudential plc	43,104	380,822
Resolution Ltd.	110,090	361,829
Scor Se	16,136	376,072

		1,867,388

Health Care—4.7%
Biotechnology—4.7%
Grifols SA	32,405	374,236
Industrials—2.7%
Commercial Services & Supplies—2.7%
De La Rue plc	23,584	212,032
Information Technology—15.3%
IT Services—4.6%
Redecard SA	28,100	366,287
Semiconductors & Semiconductor Equipment—5.8%
DISCO Corp.	7,900	460,180
Software—4.9%
Autonomy Corp. plc[1]	18,494	383,458
Materials—14.9%
Chemicals—4.8%
Israel Chemicals Ltd.	26,274	378,454
Metals & Mining—10.1%
Centamin Egypt Ltd.[1]	136,670	381,375
Hitachi Metals Ltd.	37,000	424,866

		806,241

Telecommunication Services—5.4%
Diversified Telecommunication Services—5.4%
Nippon Telegraph & Telephone Corp.	9,400	425,690
Total Investments, at Value (Cost $7,467,607)	103.1%	8,178,070
Liabilities in Excess of Other Assets	(3.1)	(245,240)

Net Assets	100.0%	$7,932,830

Footnotes to Statement of Investments

1.	Non-income producing security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
9 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of November 30, 2010 based on valuation input level:

			Level 3 —
	Level 1 —	Level 2 —	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$513,883	$—	$513,883
Consumer Staples	816,221	—	—	816,221
Energy	1,201,593	—	—	1,201,593
Financials	2,239,795	—	—	2,239,795
Health Care	374,236	—	—	374,236
Industrials	212,032	—	—	212,032
Information Technology	1,209,925	—	—	1,209,925
Materials	1,184,695	—	—	1,184,695
Telecommunication Services	425,690	—	—	425,690

Total Assets	$7,664,187	$513,883	$—	$8,178,070

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into	Transfers out of
	Level 1*	Level 2*

Assets Table
Investments, at Value:
Common Stocks
Consumer Staples	$236,707	$(236,707)
Energy	227,900	(227,900)
Financials	446,660	(446,660)
Information Technology	230,390	(230,390)
Materials	507,325	(507,325)

Total Assets	$1,648,982	$(1,648,982)

*	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period
10 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United Kingdom	$2,112,702	25.8%
Japan	1,748,351	21.4
Australia	821,492	10.0
Hong Kong	513,883	6.3
Canada	381,640	4.7
Israel	378,454	4.6
France	376,072	4.6
Spain	374,236	4.6
Switzerland	372,407	4.6
Germany	370,717	4.5
Brazil	366,287	4.5
Island of Guernsey	361,829	4.4

Total	$8,178,070	100.0%

See accompanying Notes to Financial Statements.
11 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
November 30, 2010 (Unaudited)

Assets
Investments, at value (cost $7,467,607)—see accompanying statement of investments	$8,178,070
Receivables and other assets:
Investments sold	372,443
Dividends	12,354
Other	3,186

Total assets	8,566,053

Liabilities
Bank overdraft	451,153
Payables and other liabilities:
Shares of beneficial interest redeemed	134,996
Legal, auditing and other professional fees	32,117
Shareholder communications	11,891
Transfer and shareholder servicing agent fees	240
Trustees’ compensation	99
Other	2,727

Total liabilities	633,223

Net Assets	$7,932,830

Composition of Net Assets
Par value of shares of beneficial interest	$1,326
Additional paid-in capital	11,328,063
Accumulated net investment loss	(33,789)
Accumulated net realized loss on investments and foreign currency transactions	(4,073,646)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	710,876

Net Assets—applicable to 1,325,760 shares of beneficial interest outstanding	$7,932,830

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$5.98
See accompanying Notes to Financial Statements.
12 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended November 30, 2010

Investment Income
Dividends (net of foreign withholding taxes of $4,935)	$96,797
Interest	3

Total investment income	96,800

Expenses
Management fees	23,784
Legal, auditing and other professional fees	23,166
Shareholder communications	9,925
Registration and filing fees	2,533
Transfer and shareholder servicing agent fees	1,692
Administration service fees	750
Custodian fees and expenses	546
Trustees’ compensation	53
Other	260

Total expenses	62,709
Less waivers and reimbursements of expenses	(60,964)

Net expenses	1,745

Net Investment Income	95,055

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(48,289)
Foreign currency transactions	133,519

Net realized gain	85,230
Net change in unrealized appreciation/depreciation on:
Investments	122,251
Translation of assets and liabilities denominated in foreign currencies	378,867

Net change in unrealized appreciation/depreciation	501,118

Net Increase in Net Assets Resulting from Operations	$681,403

See accompanying Notes to Financial Statements.
13 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	November 30, 2010	Ended
	(Unaudited)	May 31, 2010[1]

Operations
Net investment income	$95,055	$120,992
Net realized gain	85,230	256,411
Net change in unrealized appreciation/depreciation	501,118	(156,995)

Net increase in net assets resulting from operations	681,403	220,408

Dividends and/or Distributions to Shareholders
Dividends from net investment income	—	(525,113)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions	2,088,346	728,442

Net Assets
Total increase	2,769,749	423,737
Beginning of period	5,163,081	4,739,344

End of period (including accumulated net investment loss of $33,789 and $128,844, respectively)	$7,932,830	$5,163,081

1.	May 28, 2010 represents the last business day of the Fund’s fiscal year.
See accompanying Notes to Financial Statements.
14 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended November 30, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$681,403
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(5,807,618)
Proceeds from disposition of investment securities	2,889,310
Short-term investment securities, net	(3,694)
Net realized gain on investments	(85,230)
Net change in unrealized appreciation/depreciation on investments	(501,118)
Change in assets:
Decrease in interest receivable	14,308
Increase in other assets	(862)
Increase in receivable for securities sold	(372,443)
Change in liabilities:
Increase in other liabilities	1,348

Net cash used in operating activities	(3,184,596)

Cash Flows from Financing Activities
Proceeds from shares sold	4,511,426
Proceeds from bank overdraft	(451,153)
Payments on shares redeemed	(2,221,367)

Net cash provided by financing activities	1,838,906

Net decrease in cash	(1,345,690)
Cash, beginning balance	443,384

Cash, ending balance	$—

See accompanying Notes to Financial Statements.
15 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	November 30, 2010		Year Ended May 31,
	(Unaudited)	2010[1]	2009	2008[2]

Per Share Operating Data
Net asset value, beginning of period	$5.47	$5.78	$9.48	$10.00

Income (loss) from investment operations:
Net investment income[3]	0.07	.14	.28 [4]	.31
Net realized and unrealized gain (loss)	0.44	.20	(3.77)	(.21)

Total from investment operations	0.51	.34	(3.49)	.10

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.65)	(.21)	(.15)
Distributions from net realized gain	—	—	—	(.47)

Total dividends and/or distributions to shareholders	—	(.65)	(.21)	(.62)

Net asset value, end of period	$5.98	$5.47	$5.78	$9.48

Total Return, at Net Asset Value[5]	9.32%	5.17%	(36.34)%	0.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,933	$5,163	$4,739	$5,798

Average net assets (in thousands)	$8,486	$5,082	$5,958	$2,677

Ratios to average net assets:[6]
Net investment income	2.23%	2.38%	4.68%[4]	3.55%
Total expenses	1.47%	1.99%	1.90%	2.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.04%	0.05%	0.04%	0.01%

Portfolio turnover rate	38%	59%	126%	83%

1.	May 28, 2010 represents the last day of the Fund’s fiscal year.

2.	For the period from July 2, 2007 (commencement of operations) to May 31, 2008.

3.	Per share amounts calculated based on the average shares outstanding during the period

4.	Net investment income per share and the net investment income ratio include $0.10 and 1.64%, respectively, resulting from a dividend from De La Rue plc in November 2008.

5.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
16 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Baring SMA International Fund (the “Fund”) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end investment management company under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). The Manager has entered into a sub-advisory agreement with Baring International Investment Limited (the “Sub-Adviser”).
     Shares of the Fund may be purchased only by or on behalf of separately managed account clients (“wrap-fee” accounts) who have retained OFI Private Investments Inc. or certain of its affiliates (individually or collectively referred to as “OFI PI”), to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a “wrap-fee” program.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
17 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on
18 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended May 28, 2010, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of May 28, 2010, the Fund had available for federal income tax purposes post-October losses of $120,093 and unused capital loss carryforwards as follows:

Expiring

2017	$1,601,600
2018	2,436,996

Total	$4,038,596

As of November 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $4,073,459 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended November 30, 2010, it is estimated that the Fund will utilize $85,230 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax
19 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
purposes as of November 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$7,484,465

Gross unrealized appreciation	$1,178,760
Gross unrealized depreciation	(485,155)

Net unrealized appreciation	$693,605

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio
20 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended November 30, 2010		Year Ended May 28, 2010[1]
	Shares	Amount	Shares	Amount

Sold	754,531	$4,384,246	501,809	$3,004,066
Dividends and/or
distributions reinvested	—	—	66,266	388,981
Redeemed	(373,330)	(2,295,900)	(443,946)	(2,664,605)

Net increase	381,201	$2,088,346	124,129	$728,442

1.	May 28, 2010 represents the last day of the Fund’s fiscal year.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended November 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$5,807,618	$2,889,310
21 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. The Manager has contractually agreed to waive the entire amount of its advisory fee, which is 0.56% of the average annual net assets of the Fund. A portion of the “wrap-fee” that investors pay to the “wrap-fee” program sponsor may be attributed to the management of the Fund.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended November 30, 2010, the Fund paid $1,633 to OFS for services to the Fund.
Sub-Adviser Fees. The Manager retains the Sub-Adviser to provide the day-to-day portfolio management of the Fund. The Manager, not the Fund, pays the Sub-Adviser an annual fee under the Sub-Advisory Agreement between the Manager and the Sub-Adviser. The Manager will pay the Sub-Adviser, in proportion to the Fund’s assets comprising the “wrap-fee” strategy, a fee based on the investment management fee collected by OFI PI, pursuant to investment management agreements with clients or managed account program sponsors, who have retained OFI PI as part of a “wrap-fee” program.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Waivers and Reimbursements of Expenses. The Manager has contractually agreed to waive the entire amount of its advisory fee and pay or reimburse all expenses of the Fund, except extraordinary expenses, transfer agent fees and fees paid to the independent Trustees. Investors should be aware that even though the Fund does not pay any fees or expenses to the Manager, investors will pay a “wrap fee” to their program sponsor. During the six months ended November 30, 2010, the Manager waived management fees in the amount of $23,784 and reimbursed expenses in the amount of $37,180.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors.
22 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for
23 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as
Hedging Instruments	Foreign currency transactions

Foreign exchange contracts	$32,180
24 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     During the six months ended November 30, 2010, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $63,743 and $33,441, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
     As of November 30, 2010, the Fund had no outstanding forward contracts.
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and
25 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
26 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory and sub-advisory agreements (the “Agreements”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager and Baring International Investment Limited, (the “Sub-Adviser”) provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s and Sub Adviser’s services, (ii) the investment performance of the Fund and the Manager and Sub-Adviser, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services and of the Sub-Adviser and the group of affiliates in which it participates, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager and Sub-Adviser from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager and the Sub-Adviser.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s and Sub-Adviser’s key personnel who provide such services. The Sub-Adviser’s duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager and Sub-Adviser are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities
27 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited / Continued
laws for the sale of the Fund’s shares. The Manager and Sub-Adviser also provide the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s and Sub-Adviser’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s and Sub-Adviser’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s and Sub-Adviser’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of David Bertocchi and Nathan Griffiths, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s and Sub-Adviser’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreements.
     Investment Performance of the Manager, Sub-Adviser and the Fund. Throughout the year, the Manager and Sub-Adviser provided information on the investment performance of the Fund and the Manager and Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other institutional international multi-cap growth funds. The Board noted that the Fund’s one-year and since inception performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board noted that the Manager, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other institutional international multi-cap growth funds with comparable asset levels and distribution features. The Board noted that the Manager has contractually
28 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

agreed to waive all management fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, certain transfer agent fees and fees paid to the independent Trustees. Investors should be aware that even though the Fund does not pay any fees or expenses to the Manager, investors will pay a “wrap fee” to their program sponsor. The Board noted that the Fund’s actual and contractual management fees and total expenses were lower than its peer group median and average. Not all funds in the peer group were similarly offered solely to wrap fee programs.
     Economies of Scale and Profits Realized by the Manager and Sub-Adviser. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the fee paid to the Sub-Adviser, the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s and Sub-Adviser’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund’s shareholders at the current level of Fund assets in relation to its management fee.
     Other Benefits to the Manager and Sub-Adviser. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including the fee paid to the Sub-Adviser, compensation paid to the Manager’s affiliates and research provided to the Manager and Sub-Adviser in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager and Sub-Adviser must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager and Sub-Adviser within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fee, in light of all of the surrounding circumstances.
29 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC toll-free at 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
30 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

OPPENHEIMER BARING SMA INTERNATIONAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Adviser	OppenheimerFunds, Inc.

Sub-Adviser	Baring International Investment Limited

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
31 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

PRIVACY POLICY NOTICE
Privacy Policy
As an investor who has selected OFI Private Investments Inc. to manage your account, you are entitled to know how we protect any personal information about you that we have, and how we limit its disclosure. We collect nonpublic personal information about investors such as you from the following sources:
•	Information we receive from you on investment questionnaires or other forms; and

•	Information about your transactions in accounts managed by us, our affiliates, or others
We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted or required by law.
Except as permitted by law, we will not disclose nonpublic personal information about you (such as a customer list with your name) to unaffiliated third parties, unless we first offer you a reasonable opportunity to “opt out” of such disclosure—that is, to direct us not to make such disclosure about you.
We maintain physical, electronic and procedural safeguards to guard your personal account information. Our employees and agents who have access to account data need to know that information to provide products or services to you, such as to service your account when you call us with questions.
This notice applies to all OFI Private Investments accounts you presently have or may open in the future using your Social Security number or Tax Identification number—whether or not you remain invested with us.
If you have any questions about this privacy policy, contact us by phone at 1.800.453.9989, write to us at Two World Financial Center, 225 Liberty Street, New York, NY 10281-1008, or email us by clicking on the Contact Us section of our website, www.ofiprivateinvestments.com.
32 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life

Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Baring SMA International Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 01/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 01/11/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date: 01/11/2011